SHAREHOLDERS EQUITY (Investment Agreements) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended				1 Months Ended						12 Months Ended																	12 Months Ended	0 Months Ended		1 Months Ended			12 Months Ended			0 Months Ended		1 Months Ended						1 Months Ended
	Sep. 18, 2014 USD ($)	Aug. 29, 2012 USD ($)	Aug. 08, 2012 USD ($)	Apr. 17, 2012 USD ($)	May 22, 2013 USD ($)	May 22, 2012 USD ($)	May 31, 2012 USD ($)	Oct. 19, 2011 USD ($)	Dec. 01, 2010 USD ($)	Jan. 31, 2010 USD ($)	Dec. 31, 2014	Dec. 31, 2014 ILS	Sep. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	May 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Oct. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	May 31, 2013 USD ($)	May 24, 2012 USD ($)	May 16, 2012 USD ($)	Dec. 31, 2014 2013 Cantor Sales Agreement [Member] USD ($)	Apr. 14, 2014 Warrants [Member]	Dec. 31, 2014 Warrants [Member] USD ($)	Dec. 01, 2010 Series A Warrants [Member] USD ($)	Dec. 31, 2014 Series A Warrants [Member] USD ($)	Feb. 23, 2011 Series A Warrants [Member] USD ($)	Dec. 31, 2012 Series A' Warrants [Member] USD ($)	Dec. 31, 2013 Series A' Warrants [Member]	Oct. 19, 2011 Series A' Warrants [Member] USD ($)	Feb. 09, 2011 Series B Warrants [Member]	Dec. 01, 2010 Series B Warrants [Member] USD ($)	Nov. 28, 2011 Series B' Warrants [Member]	Oct. 19, 2011 Series B' Warrants [Member] USD ($)	Oct. 19, 2011 Series B' Warrants [Member] ILS	Aug. 08, 2012 Finder's Fee Warrants [Member] USD ($)	Oct. 19, 2011 Finder's Fee Warrants [Member]	Dec. 01, 2010 Finder's Fee Warrants [Member]	Jan. 31, 2010 January Warrants [Member] USD ($)
Stockholders' Equity [Line Items]
Proceeds from issuance		$ 3,836	$ 24,986	$ 1,228	$ 4,947	$ 1,934	$ 5,921	$ 1,300	$ 2,240	$ 4,650																		$ 5,151
Units sold								135,010	166,667	168,667
Shares issued		825,000	5,500,000	540,000	1,297,883	632,057	570,755	135,010	41,667	42,167																		1,234,207
Warrants issued to purchase ordinary shares										21,084																					20,841					135,010		10,417		67,501	67,501	26,481	3,375	1,042	1,582
Ratio of shares per unit										1/15
Units sold, price per unit								$ 11.25	$ 60	$ 8.00
Warrants issued, exercise price																															$ 78		$ 60			$ 7.50		$ 0.6		$ 0.15	0.6	$ 5.5769			$ 150.0000
Warrant exercise period																																													5 years
Warrants, fair value																														0		0
Shares issued for conversion of warrants																																		113,341			10,417		65,749
The number of warrants per unit sold										0.033
Price per share threshold used in consideration of fair value estimation																															$ 60
Proceeds from exercise of warrants																																		850
Warrants outstanding																																			21,668
Warrant conversion terms
According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of Ordinary Shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by the $11.25 by (2) the greater of $7.50 and 80% of the average of the 10-day volume-weighted average price immediately following the November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.

According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of Ordinary Shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by the $11.25 by (2) the greater of $7.50 and 80% of the average of the 10-day volume-weighted average price immediately following the November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.

Sale of shares, price per share		$ 5	$ 5	$ 2.55		$ 3.50	$ 11.50						$ 3.81	$ 3.82	$ 4.52	$ 4.23	$ 4.03	$ 5.09	$ 3.64	$ 3.40		$ 3.28	$ 3.40	$ 3.99	$ 4.21	$ 11.5	$ 3.5
Options granted		148,937	825,000	13,500		15,802	14,269				419,750	419,750
Option exercise price		$ 6.25		$ 3.19		$ 4.38	$ 14.38
Weighted average remaining contractual life of options exercisable			45 days								6 years 9 months 14 days	6 years 9 months 14 days
Stock issuance fees and expenses	$ 23	$ 289	$ 2,514	$ 149	$ 213	$ 278	$ 643	$ 236																				$ 159
Exercise of warrants, shares																													8,946
Issuance of shares to a former employee, shares	6,000
Ordinary shares, par value per share												0.6									0.6